Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 24, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Awards and Grant Practices
•The committee’s long‑standing practice is to approve and grant annual LTI awards, including stock options, on a pre‑determined schedule in the first quarter of each year in accordance with the Company’s annual compensation cycle. This schedule allows the committee to align equity awards with annual performance and business goals and prevents intentionally timing such grants in anticipation of the release of material nonpublic information (MNPI).
•The committee may grant equity incentive awards, including stock options, to newly hired employees, promoted employees and executives recognized outside the annual grant cycle. In these cases:
•The grant date will be the third business day of the month following the hire or promotion, or the next trading day if that date is not a trading day, as approved by the committee.
•All equity awards granted through this process are conditioned on the employee being an active employee on the grant date.
•The exercise price of any stock option will be the closing market price of the company’s common stock on the grant date on the principal national securities exchange on which the common stock is listed or admitted to trade.
•The committee does not take MNPI into account when determining the timing and terms of stock options and other equity awards, and the company’s disclosure of MNPI is not timed on the basis of equity award grant dates or for the purpose of affecting the value of executive compensation.
As required by Item 402(x) of Regulation S-K under the Exchange Act, we are providing the following information about the stock options granted to our NEOs on February 24, 2025, the same business day on which we filed our Form 10-K for the fiscal year ended December 31, 2024.

Name (a)	Grant date (b)	Number of securities underlying the award (c)	Exercise price of the award ($/Sh) (d)	Grant date fair value of the award (e)	Percentage change in the closing market price of
the securities underlying the award between the
trading day ending immediately prior to the
disclosure of material nonpublic information and
the trading day beginning immediately following
the disclosure of material nonpublic information
					(f)

Mr. Wilson	2/24/2025	93,349	$188.75	$4,530,227	2.60%
Mr. Dugenske	2/24/2025	12,055	$188.75	$585,029	2.60%
Mr. Merten	2/24/2025	14,013	$188.75	$680,051	2.60%
Mr. Rizzo	2/24/2025	14,837	$188.75	$720,040	2.60%
Mr. Jeevanjee	2/24/2025	6,594	$188.75	$320,007	2.60%

Award Timing Method	The committee may grant equity incentive awards, including stock options, to newly hired employees, promoted employees and executives recognized outside the annual grant cycle. In these cases:
•The grant date will be the third business day of the month following the hire or promotion, or the next trading day if that date is not a trading day, as approved by the committee.
•All equity awards granted through this process are conditioned on the employee being an active employee on the grant date.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The committee does not take MNPI into account when determining the timing and terms of stock options and other equity awards, and the company’s disclosure of MNPI is not timed on the basis of equity award grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name (a)	Grant date (b)	Number of securities underlying the award (c)	Exercise price of the award ($/Sh) (d)	Grant date fair value of the award (e)	Percentage change in the closing market price of
the securities underlying the award between the
trading day ending immediately prior to the
disclosure of material nonpublic information and
the trading day beginning immediately following
the disclosure of material nonpublic information
					(f)

Mr. Wilson	2/24/2025	93,349	$188.75	$4,530,227	2.60%
Mr. Dugenske	2/24/2025	12,055	$188.75	$585,029	2.60%
Mr. Merten	2/24/2025	14,013	$188.75	$680,051	2.60%
Mr. Rizzo	2/24/2025	14,837	$188.75	$720,040	2.60%
Mr. Jeevanjee	2/24/2025	6,594	$188.75	$320,007	2.60%

Wilson [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Wilson
Underlying Securities | shares		93,349
Exercise Price | $ / shares		$ 188.75
Fair Value as of Grant Date | $		$ 4,530,227
Underlying Security Market Price Change		0.0260
Dugenske [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Dugenske
Underlying Securities | shares		12,055
Exercise Price | $ / shares		$ 188.75
Fair Value as of Grant Date | $		$ 585,029
Underlying Security Market Price Change		0.0260
Merten [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Merten
Underlying Securities | shares		14,013
Exercise Price | $ / shares		$ 188.75
Fair Value as of Grant Date | $		$ 680,051
Underlying Security Market Price Change		0.0260
Rizzo [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Rizzo
Underlying Securities | shares		14,837
Exercise Price | $ / shares		$ 188.75
Fair Value as of Grant Date | $		$ 720,040
Underlying Security Market Price Change		0.0260
Jeevanjee [Member]
Awards Close in Time to MNPI Disclosures
Name		Mr. Jeevanjee
Underlying Securities | shares		6,594
Exercise Price | $ / shares		$ 188.75
Fair Value as of Grant Date | $		$ 320,007
Underlying Security Market Price Change		0.0260